PROFIT BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROFIT BEFORE INCOME TAX
Purchase of inventories in relation to trading activities		¥ 104,928,962	¥ 85,443,397	¥ 98,282,748
Raw materials and consumables used, and changes in work-in-progress and finished goods		35,573,467	43,197,855	34,550,042
Power and utilities		16,755,424	17,650,214	17,274,948
Depreciation of right-of-use assets		1,075,825
Depreciation and amortization (Other than depreciation of right-of-use assets)		7,714,418	8,055,753	7,064,747
Employee benefit expenses		7,773,170	7,433,027	6,975,281
Repairs and maintenance		1,867,160	1,750,194	1,716,940
Transportation expenses		950,716	1,893,659	1,768,604
Logistic cost		2,469,531	2,794,733	1,894,061
Taxes other than income tax expense		904,088	936,546	858,344
Rental expenses for land use rights and buildings			649,640	497,356
Packaging expenses		277,785	261,626	267,547
Research and development expenses	$ 135,141	940,828	626,873	498,234
Auditors' remuneration expense		33,337	30,852	31,815
Ernst and Young LLP Fees		¥ 27,800	¥ 26,700	¥ 23,100